Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	$ 383,596	$ 229,867	$ 893,628	$ 1,163,585
Revenue	99,647	200,000	484,521	690,000
Total revenue	483,243	429,867	1,378,149	1,853,585
Property management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	108,696	164,662	547,304	579,083
Development and construction management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	66,000	16,497	146,963	94,500
Procurement [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties		48,708	48,708	237,188
Renovation Management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties				252,814
Consulting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties			150,653
Revenue	80,000	200,000	425,000
Related Party
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	383,596	229,867	893,628	1,163,585
Revenue	383,596	229,867	893,628	1,163,585
EB-5 immigrant investor services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue				690,000
Property management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 19,647		$ 59,521